Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating expense	$ 165,891	$ 130,940